LEASES - Type of leases (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Mar. 31, 2021
LEASES
Short-term leases	R$ 546	R$ 3,256
Low-cost leases	11,189	6,197
Variable lease expenses	R$ 237	R$ 221